CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock [Member] SPRING VALLEY ACQUISITION CORP Common Class A [Member]	Common Stock [Member] SPRING VALLEY ACQUISITION CORP Common Class B [Member] Sponsor	Common Stock [Member] SPRING VALLEY ACQUISITION CORP Common Class B [Member]	Additional Paid-in Capital [Member] SPRING VALLEY ACQUISITION CORP Sponsor	Additional Paid-in Capital [Member] SPRING VALLEY ACQUISITION CORP	Retained Earnings [Member] SPRING VALLEY ACQUISITION CORP	Retained Earnings [Member]	SPRING VALLEY ACQUISITION CORP Sponsor	SPRING VALLEY ACQUISITION CORP	Total
Balance at the beginning at Aug. 19, 2020	$ 0		$ 0		$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Aug. 19, 2020	0		0
Issuance of shares		$ 575		$ 24,425				$ 25,000
Issuance of shares (in shares)		5,750,000
Accretion of Class A ordinary shares to redemption amount					(24,425)	(26,643,676)			(26,668,101)
Net loss						(12,971,424)			(12,971,424)
Balance at the end at Dec. 31, 2020	$ 0		$ 575		$ 0	(39,615,100)			(39,614,525)
Balance at the end (in shares) at Dec. 31, 2020	0		5,750,000
Issuance of shares										$ 65,000
Accretion of Class A ordinary shares to redemption amount						(25,000)			(25,000)
Net loss						3,202,748	$ (102,493,000)		3,202,748	(102,493,000)
Balance at the end at Dec. 31, 2021			$ 575			$ (36,437,352)			$ (36,436,777)	66,258,000
Balance at the end (in shares) at Dec. 31, 2021			5,750,000
Issuance of shares										0
Net loss										(25,914,000)
Balance at the end at Dec. 31, 2022										$ 114,679,000